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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21296

BARON SELECT FUNDS

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor
New York, NY 10153
(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel
c/o Baron Select Funds
767 Fifth Avenue, 49th Floor
New York, NY 10153
(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

        Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

        PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2455 (8-05)

Item 1.   Schedule of Investments.

Baron Partners Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (132.43%)

Consumer Discretionary (31.93%)
	Automotive Retail (4.83%)
1,250,000	CarMax, Inc.[1]	$35,894,857	$60,587,500

	Broadcasting (2.69%)
400,000	Discovery Communications, Inc., Cl A1	8,755,655	33,768,000

	Casinos & Gaming (4.36%)
988,500	Penn National Gaming, Inc.[1]	29,535,349	54,723,360

	Hotels, Resorts & Cruise Lines (8.55%)
2,500,000	Hyatt Hotels Corp., Cl A1	67,148,542	107,400,000

	Leisure Facilities (5.12%)
925,800	Vail Resorts, Inc.	27,801,851	64,232,004

	Specialty Stores (6.38%)
1,499,500	Dick’s Sporting Goods, Inc.	32,278,123	80,043,310

Total Consumer Discretionary		201,414,377	400,754,174

Energy (10.78%)
	Oil & Gas Drilling (3.85%)
700,000	Helmerich & Payne, Inc.	24,104,765	48,265,000

	Oil & Gas Exploration & Production (6.93%)
800,000	Concho Resources, Inc.[1]	66,533,354	87,048,000

Total Energy		90,638,119	135,313,000

Financials (20.83%)
	Asset Management & Custody Banks (3.42%)
1,670,000	The Carlyle Group	37,003,451	42,952,400

	Investment Banking & Brokerage (5.14%)
3,050,000	The Charles Schwab Corp.	26,953,509	64,477,000

	Property & Casualty Insurance (10.67%)
2,475,000	Arch Capital Group Ltd.[1,2]	33,641,980	133,971,750

	Specialized Finance (1.60%)
500,000	MSCI, Inc.[1]	10,123,551	20,130,000

Total Financials		107,722,491	261,531,150

Shares		Cost	Value

Common Stocks (continued)

Health Care (21.90%)
	Health Care Equipment (9.71%)
1,000,000	Edwards Lifesciences Corp.[1]	$68,803,191	$69,630,000
525,000	IDEXX Laboratories, Inc.[1]	45,812,786	52,316,250

		114,615,977	121,946,250
	Health Care Facilities (4.96%)
1,500,000	Community Health Systems, Inc.[1]	59,477,144	62,250,000

	Health Care Services (2.72%)
600,000	DaVita HealthCare Partners, Inc.[1]	33,166,312	34,140,000

	Life Sciences Tools & Services (4.51%)
700,000	Illumina, Inc.[1]	39,883,681	56,581,000

Total Health Care		247,143,114	274,917,250

Industrials (23.32%)
	Air Freight & Logistics (4.27%)
900,000	C.H. Robinson Worldwide, Inc.	36,873,434	53,604,000

	Airlines (3.57%)
900,000	Ryanair Holdings plc, ADR[1,2]	37,822,515	44,766,000

	Research & Consulting Services (8.28%)
1,600,000	Verisk Analytics, Inc., Cl A1	43,772,936	103,936,000

	Trading Companies & Distributors (7.20%)
1,800,000	Fastenal Co.	31,516,561	90,450,000

Total Industrials		149,985,446	292,756,000

Information Technology (12.64%)
	Application Software (5.95%)
685,000	FactSet Research Systems, Inc.	39,877,102	74,733,500

	Internet Software & Services (6.69%)
500,000	CoStar Group, Inc.[1]	19,068,649	83,950,000

Total Information Technology		58,945,751	158,683,500

Utilities (11.03%)
	Electric Utilities (11.03%)
1,475,000	ITC Holdings Corp.	46,426,984	138,443,500

Total Common Stocks		902,276,282	1,662,398,574

See Notes to Schedules of Investments.

Baron Partners Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (UNAUDITED)

Shares		Cost	Value

Private Equity Investments (2.51%)

Consumer Discretionary (0.70%)
	Hotels, Resorts & Cruise Lines (0.70%)
3,900,000	Kerzner International Holdings, Ltd., Cl A1,2,3,4,5	$39,000,000	$8,814,000

Financials (1.81%)
	Asset Management & Custody Banks (1.81%)
7,579,130	Windy City Investments Holdings, L.L.C.[1,3,4,5]	41,134,887	22,737,390

Total Private Equity Investments		80,134,887	31,551,390

Total Investments (134.94%)		$982,411,169	1,693,949,964

Liabilities Less Cash and Other Assets (-34.94%)			(438,634,336)

Net Assets			$1,255,315,628

Retail Shares (Equivalent to $30.26 per share based on 32,269,906 shares outstanding)			$976,637,890

Institutional Shares (Equivalent to $30.61 per share based on 9,103,084 shares outstanding)			$278,677,738

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]
At September 30, 2013, the market value of restricted and fair valued securities amounted to $31,551,390 or 2.51% of net assets. None of these securities are deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Focused Growth Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (96.13%)

Consumer Discretionary (38.68%)
	Automotive Retail (4.42%)
160,000	CarMax, Inc.[1]	$4,693,294	$7,755,200

	Casinos & Gaming (8.58%)
108,965	Penn National Gaming, Inc.[1]	5,743,967	6,032,302
360,509	Pinnacle Entertainment, Inc.[1]	7,020,464	9,030,751

		12,764,431	15,063,053

	Hotels, Resorts & Cruise Lines (9.56%)
150,000	Choice Hotels International, Inc.	5,080,139	6,478,500
240,000	Hyatt Hotels Corp., Cl A1	7,807,007	10,310,400

		12,887,146	16,788,900
	Leisure Facilities (5.38%)
136,230	Vail Resorts, Inc.	8,272,836	9,451,637

	Leisure Products (2.39%)
160,000	BRP, Inc. (Canada)[1,2]	3,987,937	4,201,738

	Movies & Entertainment (3.72%)
376,670	Manchester United plc, Cl A1,2	5,857,645	6,542,758

	Specialty Stores (4.63%)
152,500	Dick’s Sporting Goods, Inc.	4,219,565	8,140,450

Total Consumer Discretionary		52,682,854	67,943,736

Consumer Staples (3.92%)
	Food Retail (2.21%)
151,597	Fairway Group Holdings Corp.[1]	3,804,150	3,874,819

	Household Products (1.71%)
50,000	Church & Dwight Co., Inc.	1,274,171	3,002,500

Total Consumer Staples		5,078,321	6,877,319

Energy (2.75%)
	Oil & Gas Drilling (2.75%)
70,000	Helmerich & Payne, Inc.	3,338,878	4,826,500

Shares		Cost	Value

Common Stocks (continued)

Financials (8.98%)
	Asset Management & Custody Banks (4.15%)
187,384	The Carlyle Group	$4,378,148	$4,819,517
70,000	Cohen & Steers, Inc.	2,506,328	2,471,700

		6,884,476	7,291,217

	Property & Casualty Insurance (3.08%)
100,000	Arch Capital Group Ltd.[1,2]	1,800,055	5,413,000

	Residential REITs (1.75%)
90,000	American Campus Communities, Inc.	3,687,505	3,073,500

Total Financials		12,372,036	15,777,717

Health Care (4.06%)
	Health Care Distributors (2.01%)
34,000	Henry Schein, Inc.[1]	1,353,700	3,525,800

	Life Sciences Tools & Services (2.05%)
15,000	Mettler-Toledo International, Inc.[1]	702,213	3,601,350

Total Health Care		2,055,913	7,127,150

Industrials (18.01%)
	Industrial Machinery (5.08%)
158,000	Colfax Corp.[1]	4,291,986	8,925,420

	Railroads (5.24%)
99,000	Genesee & Wyoming, Inc., Cl A1	3,323,906	9,204,030

	Research & Consulting Services (4.26%)
115,000	Verisk Analytics, Inc., Cl A1	3,269,290	7,470,400

	Trading Companies & Distributors (3.43%)
120,000	Fastenal Co.	3,138,162	6,030,000

Total Industrials		14,023,344	31,629,850

See Notes to Schedules of Investments.

Baron Focused Growth Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Information Technology (10.60%)
	Application Software (6.40%)
75,000	FactSet Research Systems, Inc.	$5,828,282	$8,182,500
65,000	Guidewire Software, Inc.[1]	3,028,023	3,062,150

		8,856,305	11,244,650
	Internet Software & Services (4.20%)
150,000	Benefitfocus, Inc.[1]	5,014,365	7,374,000

Total Information Technology		13,870,670	18,618,650

Materials (4.32%)
	Construction Materials (2.21%)
85,000	CaesarStone Sdot-Yam Ltd.[1,2]	3,580,589	3,882,800

	Industrial Gases (2.11%)
35,000	Airgas, Inc.	2,176,188	3,711,750

Total Materials		5,756,777	7,594,550

Utilities (4.81%)
	Electric Utilities (4.81%)
90,000	ITC Holdings Corp.	6,148,817	8,447,400

Total Common Stocks		115,327,610	168,842,872

Principal Amount

Short Term Investments (0.86%)

$1,514,611	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2013, 0.00% due 10/1/2013; Proceeds at maturity - $1,514,611; (Fully collateralized by $1,585,000 U.S. Treasury Note, 2.00% due 2/15/2022; Market value - $1,545,375)[3]	1,514,611	1,514,611

Total Investments (96.99%)		$116,842,221	170,357,483

Cash and Other Assets Less Liabilities (3.01%)			5,289,008

Net Assets			$175,646,491

Retail Shares (Equivalent to $13.10 per share based on 3,450,022 shares outstanding)			$45,179,102

Institutional Shares (Equivalent to $13.21 per share based on 9,879,858 shares outstanding)			$130,467,389

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (97.71%)

Australia (2.68%)
100,000	Brambles Ltd.	$868,115	$849,872
60,869	Domino’s Pizza Enterprises Ltd.	438,589	774,543

Total Australia		1,306,704	1,624,415

Brazil (3.56%)
95,000	Anhanguera Educacional Participações SA	409,927	568,380
64,000	Kroton Educacional SA	458,670	909,913
40,000	TOTVS SA	164,560	676,623

Total Brazil		1,033,157	2,154,916

Canada (3.74%)
22,600	Alaris Royalty Corp.	676,172	785,477
4,500	Constellation Software, Inc.	542,191	793,403
18,000	Crescent Point Energy Corp.	794,569	681,520

Total Canada		2,012,932	2,260,400

China (11.51%)
50,000	21Vianet Group, Inc., ADR[1]	564,194	824,500
375,000	Haitong Securities Co., Ltd., Cl H	544,377	559,896
3,200,000	Kingdee International Software Group Co. Ltd.[1]	530,531	920,074
93,000	NQ Mobile, Inc., ADR[1]	632,182	2,026,470
25,000	Sina Corporation[1]	1,274,441	2,029,250
11,500	Tencent Holdings Ltd.	101,016	603,180

Total China		3,646,741	6,963,370

France (5.00%)
8,000	Eurofins Scientific SE	485,043	2,016,288
14,000	Ingenico SA	224,422	1,009,308

Total France		709,465	3,025,596

Germany (8.15%)
3,000	Brenntag AG	433,834	499,405
35,000	Deutsche Post AG	702,081	1,161,490
77,660	PATRIZIA Immobilien AG1	445,649	777,462
20,000	Qiagen N.V.[1]	333,143	428,000
115,000	RIB Software AG	737,359	954,625
25,000	Symrise AG	313,128	1,107,477

Total Germany		2,965,194	4,928,459

Hong Kong (1.69%)
300,000	Wynn Macau Ltd.	430,018	1,023,092

Shares		Cost	Value

Common Stocks (continued)

India (2.85%)
210,000	DEN Networks Ltd.[1]	$546,278	$559,844
72,067	Hathway Cable and Datacom Ltd.[1]	210,644	330,031
85,000	Multi Commodity Exchange of India Ltd.	409,673	517,427
50,000	Sun TV Network Ltd.	357,194	314,032

Total India		1,523,789	1,721,334

Indonesia (1.20%)
1,250,000	Sarana Menara Nusantara Tbk PT1	260,297	299,547
850,000	Tower Bersama Infrastructure Tbk PT1	274,403	429,404

Total Indonesia		534,700	728,951

Ireland (3.21%)
39,000	Ryanair Holdings plc, ADR[1]	1,045,244	1,939,860

Israel (5.08%)
20,000	Check Point Software Technologies Ltd.[1]	957,292	1,131,200
50,000	Radware Ltd.[1]	885,144	697,500
20,000	SodaStream International Ltd.[1]	667,719	1,247,800

Total Israel		2,510,155	3,076,500

Japan (18.65%)
25,000	Bridgestone Corp.	480,797	909,253
7,800	FANUC Corp.	708,043	1,286,311
125,000	The Japan Steel Works Ltd.	884,083	723,587
72,000	Kakaku.com, Inc.	629,749	1,676,667
35,000	Mitsui Fudosan Co. Ltd.	674,645	1,173,254
65,000	Rakuten, Inc.	895,344	981,993
16,000	Sanrio Co. Ltd.	550,930	981,535
27,500	Softbank Corp.	945,833	1,899,639
50,000	Sony Financial Holdings, Inc.	805,778	914,594
150,000	Sumitomo Mitsui Trust Holdings, Inc.	683,870	740,119

Total Japan		7,259,072	11,286,952

Korea, Republic of (0.90%)
20,000	KT Skylife Co. Ltd.	616,428	542,490

Mexico (0.45%)
135,329	Agrinos AS1,2	859,424	270,062

Norway (4.67%)
45,000	DNB ASA	715,325	683,241
117,000	Opera Software ASA	695,877	1,240,386
27,624	Seadrill Partners, LLC	607,728	901,923

Total Norway		2,018,930	2,825,550

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Russian Federation (1.08%)
18,000	Yandex N.V., Cl A1	$501,927	$655,560

Spain (1.35%)
27,000	Grifols SA, ADR	283,852	817,560

Sweden (0.71%)
20,000	Lundin Petroleum AB1	251,953	431,325

Switzerland (6.73%)
13,000	Compagnie Financière Richemont SA	240,098	1,302,372
25,000	Credit Suisse Group AG, ADR	755,404	763,750
22,067	Julius Baer Group Ltd.	562,219	1,029,720
12,000	Syngenta AG, ADR	556,426	975,600

Total Switzerland		2,114,147	4,071,442

United Kingdom (7.80%)
12,000	Croda International plc	514,550	515,782
50,000	Experian plc	306,563	952,723
70,000	Inchcape plc	590,036	691,837
18,000	Intertek Group plc	309,910	963,084
135,000	Premier Oil plc	660,384	711,386
37,000	Standard Chartered PLC	802,672	887,109

Total United Kingdom		3,184,115	4,721,921

United States (6.70%)
26,000	Agilent Technologies, Inc.	710,610	1,332,500
15,000	Arch Capital Group Ltd.[1]	293,022	811,950
39,000	Constellium N.V., Cl A1	717,982	756,600
3,000	Core Laboratories N.V.	127,140	507,630
18,000	Suncor Energy, Inc.	658,324	644,040

Total United States		2,507,078	4,052,720

Total Common Stocks		37,315,025	59,122,475

Principal Amount		Cost	Value

Short Term Investments (2.48%)

$1,499,140	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2013, 0.00% due 10/1/2013; Proceeds at maturity - $1,499,140; (Fully collateralized by $1,570,000 U.S. Treasury Note, 2.00% due 2/15/2022; Market value - $1,530,750)[2]	$1,499,140	$1,499,140

Total Investments (100.19%)		$38,814,165	60,621,615

Liabilities Less Cash and Other Assets (-0.19%)			(115,751)

Net Assets			$60,505,864

Retail Shares (Equivalent to $18.33 per share based on 883,131 shares outstanding)			$16,191,090

Institutional Shares (Equivalent to $18.45 per share based on 2,401,240 shares outstanding)			$44,314,774

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector	Percentage
as of Sepetember 30, 2013	of Net Assets

Information Technology	25.2%
Consumer Discretionary	18.4
Financials	15.9
Industrials	13.8
Health Care	7.6
Energy	6.4
Materials	6.0
Telecommunication Services	4.4
Cash and Cash Equivalents*	2.3

100.0%

* Includes short term investments.

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (94.24%)

Consumer Discretionary (33.34%)
	Casinos & Gaming (10.83%)
409,250	Las Vegas Sands Corp.	$21,617,329	$27,182,385
144,600	Penn National Gaming, Inc.[1]	6,730,055	8,005,056
876,000	Pinnacle Entertainment, Inc.[1]	14,195,248	21,943,800
177,800	Wynn Resorts Ltd.	21,754,913	28,094,178

		64,297,545	85,225,419
	Home Improvement Retail (2.55%)
420,900	Lowe’s Companies, Inc.	15,730,300	20,039,049

	Homebuilding (3.12%)
620,131	Brookfield Residential Properties, Inc.[1,2]	12,904,134	14,275,416
98,000	Toll Brothers, Inc.[1]	3,262,732	3,178,140
484,800	TRI Pointe Homes, Inc.[1]	9,053,711	7,116,864

		25,220,577	24,570,420
	Hotels, Resorts & Cruise Lines (16.84%)
1,137,500	Diamond Resorts International, Inc.[1]	16,527,408	21,396,375
651,500	Hyatt Hotels Corp., Cl A1	26,838,225	27,988,440
194,552	Marriott Vacations Worldwide Corp.[1]	8,142,424	8,560,288
457,900	Norwegian Cruise Line Holdings Ltd.[1,2]	12,514,813	14,126,215
467,150	Starwood Hotels & Resorts Worldwide, Inc.	28,782,514	31,042,117
482,300	Wyndham Worldwide Corp.	28,489,059	29,405,831

		121,294,443	132,519,266

Total Consumer Discretionary		226,542,865	262,354,154

Energy (1.57%)
	Oil & Gas Storage & Transportation (1.57%)
169,250	Golar LNG Partners L.P.[2]	5,201,328	5,500,625
105,473	Rose Rock Midstream L.P.	3,111,214	3,369,862
115,250	Susser Petroleum Partners LP	3,002,348	3,471,330

Total Energy		11,314,890	12,341,817

Shares		Cost	Value

Common Stocks (continued)

Financials (30.13%)
	Diversified Real Estate Activities (1.75%)
368,900	Brookfield Asset Management, Inc., Cl A2	$13,417,729	$13,796,860

	Diversified REITs (1.22%)
61,236	American Assets Trust, Inc.	1,603,236	1,868,310
91,600	Vornado Realty Trust	7,614,044	7,699,896

		9,217,280	9,568,206
	Office REITs (2.99%)
2,200	Alexander’s, Inc.[3]	826,544	629,464
369,522	CyrusOne, Inc.	7,663,748	7,013,528
412,386	Douglas Emmett, Inc.	9,768,534	9,678,699
70,200	SL Green Realty Corp.	5,890,204	6,236,568

		24,149,030	23,558,259
	Real Estate Development (2.65%)
967,200	Forestar Group, Inc.[1]	21,349,118	20,823,816

	Real Estate Operating Companies (1.38%)
574,097	Forest City Enterprises, Inc., Cl A1	10,365,959	10,873,397

	Real Estate Services (10.95%)
1,685,700	CBRE Group, Inc., Cl A1	38,754,328	38,990,241
317,400	Jones Lang LaSalle, Inc.	29,512,993	27,709,020
1,048,000	Kennedy-Wilson Holdings, Inc.	16,873,351	19,450,880

		85,140,672	86,150,141
	Residential REITs (1.64%)
248,234	American Campus Communities, Inc.	10,123,762	8,477,191
485,588	Education Realty Trust, Inc.	5,132,427	4,418,851

		15,256,189	12,896,042
	Specialized REITs (7.55%)
117,350	Alexandria Real Estate Equities, Inc.[3]	8,038,582	7,492,798
100,396	American Tower Corp.	7,469,980	7,442,355
674,600	Ashford Hospitality Trust, Inc.	7,911,804	8,324,564
322,700	LaSalle Hotel Properties	8,363,898	9,203,404
1,349,150	Strategic Hotels & Resorts, Inc.[1]	10,527,873	11,710,622
1,196,000	Sunstone Hotel Investors, Inc.	14,109,014	15,237,040

		56,421,151	59,410,783

Total Financials		235,317,128	237,077,504

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Health Care (10.31%)
	Health Care Facilities (10.31%)
1,130,800	Brookdale Senior Living, Inc.[1]	$29,106,486	$29,740,040
1,373,055	Capital Senior Living Corp.[1]	28,454,899	29,040,113
1,206,150	Emeritus Corp.[1]	29,816,865	22,349,960

Total Health Care		87,378,250	81,130,113

Industrials (4.65%)
	Building Products (2.23%)
1,169,630	Builders FirstSource, Inc.[1]	6,511,206	6,877,424
129,100	Owens Corning[1]	4,643,711	4,903,218
413,527	Ply Gem Holdings, Inc.[1]	8,900,773	5,781,108

		20,055,690	17,561,750
	Industrial Machinery (2.31%)
200,300	Stanley Black & Decker, Inc.	15,390,073	18,141,171
	Office Services & Supplies (0.11%)
43,800	Interface, Inc.	547,462	868,992

Total Industrials		35,993,225	36,571,913

Information Technology (3.65%)
	Application Software (1.90%)
644,700	RealPage, Inc.[1]	13,541,183	14,931,252
	IT Consulting & Other Services (1.75%)
75,195	Equinix, Inc.[1,3]	14,098,424	13,809,562

Total Information Technology		27,639,607	28,740,814

Materials (4.26%)
	Construction Materials (3.46%)
596,000	CaesarStone Sdot-Yam Ltd.[1,2]	11,610,641	27,225,280

	Forest Products (0.80%)
232,800	Boise Cascade Company[1]	6,049,453	6,273,960

Total Materials		17,660,094	33,499,240

Shares		Cost	Value

Common Stocks (continued)

Telecommunication Services (3.52%)
	Wireless Telecommunication Services (3.52%)
44,211,650	Sarana Menara Nusantara Tbk PT (Indonesia)[1,2]	$11,331,757	$10,594,761
135,500	SBA Communications Corp., Cl A1	9,007,752	10,902,330
12,253,307	Tower Bersama Infrastructure Tbk PT (Indonesia)[2]	6,581,926	6,190,142

Total Telecommunication Services		26,921,435	27,687,233

Utilities (2.81%)
	Electric Utilities (2.81%)
320,200	Brookfield Infrastructure Partners L.P.[2]	11,794,167	12,174,004
105,800	ITC Holdings Corp.	9,300,028	9,930,388

Total Utilities		21,094,195	22,104,392

Total Common Stocks		689,861,689	741,507,180

Principal Amount

Short Term Investments (5.14%)

$40,439,998	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2013, 0.00% due 10/1/2013; Proceeds at maturity - $40,439,998; (Fully collateralized by $42,310,000 U.S. Treasury Note, 2.00% due 2/15/2022; Market value - $41,252,250)[4]	40,439,998	40,439,998

Total Investments (99.38%)		$730,301,687	781,947,178

Cash and Other Assets Less Liabilities (0.62%)			4,892,294

Net Assets			$786,839,472

Retail Shares (Equivalent to $20.31 per share based on 21,170,101 shares outstanding)			$429,976,165

Institutional Shares (Equivalent to $20.49 per share based on 17,415,896 shares outstanding)			$356,863,307

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (94.39%)

Brazil (11.00%)
35,000	Anhanguera Educacional Participações SA	$205,816	$209,403
70,000	BM&FBOVESPA SA	456,683	391,012
20,000	Estácio Participações SA	116,841	155,394
40,000	Kroton Educacional SA	422,197	568,695
23,000	Linx SA	343,435	386,568
11,000	M. Dias Branco SA	368,243	506,249
27,000	Smiles SA	332,049	351,708
22,000	TOTVS SA	411,266	372,143

Total Brazil		2,656,530	2,941,172

Canada (0.80%)
27,000	Africa Oil Corp.[1]	151,206	214,417

Chile (1.73%)
722,211	CFR Pharmaceuticals SA	166,461	193,162
2,615	CFR Pharmaceuticals SA 144A, ADR[2]	47,627	69,951
6,500	Sociedad Química y Minera de Chile SA, ADR	313,712	198,575

Total Chile		527,800	461,688

China (23.71%)
30,000	21Vianet Group, Inc., ADR[1]	310,806	494,700
325,000	Baoxin Auto Group Ltd.	275,068	300,868
90,000	Biostime International Holdings Ltd.	400,033	680,579
63,000	Great Wall Motor Co. Ltd.	183,797	341,160
400,000	Haitong Securities Co., Ltd., Cl H	575,095	597,223
25,000	Hollysys Automation Technologies Ltd.[1]	271,945	373,750
1,750,000	Kingdee International Software Group Co. Ltd.[1]	412,399	503,165
47,000	NQ Mobile, Inc., ADR[1]	328,760	1,024,130
400,000	Sihuan Pharmaceutical Holdings Group Ltd.	267,372	271,793
12,000	Sina Corporation[1]	622,920	974,040
6,000	Tencent Holdings Ltd.	169,495	314,702
17,000	WuXi PharmaTech (Cayman), Inc., ADR[1]	362,600	465,800

Total China		4,180,290	6,341,910

Hong Kong (5.14%)
90,000	Luk Fook Holdings International Ltd.	288,577	282,559
225,000	Man Wah Holdings Ltd.	266,028	353,344
110,000	Melco International Development Ltd.	171,801	295,001
130,000	Wynn Macau Ltd.	356,125	443,340

Total Hong Kong		1,082,531	1,374,244

Shares		Cost	Value

Common Stocks (continued)

India (10.76%)
65,000	Amara Raja Batteries Ltd.	$252,554	$301,925
5,000	Blue Dart Express Ltd.	186,582	209,392
140,000	DEN Networks Ltd.[1]	430,798	373,229
290,000	Dish TV India Ltd.[1]	313,701	233,927
27,800	Hathway Cable and Datacom Ltd.[1]	81,256	127,310
25,000	Lupin Ltd.	253,964	341,766
55,000	Multi Commodity Exchange of India Ltd.	247,653	334,806
6,500	Shriram City Union Finance Ltd.	137,947	109,853
40,000	Sun TV Network Ltd.	278,255	251,226
46,000	Torrent Pharmaceuticals Ltd.	311,915	321,974
75,000	Zee Entertainment Enterprises Ltd.	229,700	273,740

Total India		2,724,325	2,879,148

Indonesia (4.60%)
450,000	Bank Rakyat Indonesia (Persero) Tbk PT	326,092	281,736
1,500,000	Lippo Karawaci Tbk PT	153,616	141,192
450,000	MNC Sky Vision Tbk PT1	93,861	69,559
1,497,850	Sarana Menara Nusantara Tbk PT1	258,497	358,941
750,000	Tower Bersama Infrastructure Tbk PT	299,192	378,886

Total Indonesia		1,131,258	1,230,314

Korea, Republic of (6.22%)
3,400	Daum Communications Corp.	308,350	293,279
11,000	KIA Motors Corp.	558,951	668,388
14,000	KT Skylife Co. Ltd.	431,615	379,743
7,500	WeMade Entertainment Co., Ltd.[1]	393,314	321,725

Total Korea, Republic of		1,692,230	1,663,135

Malaysia (1.90%)
120,000	Hartalega Holdings Bhd	232,542	275,380
120,000	Top Glove Corporation Bhd	245,867	231,569

Total Malaysia		478,409	506,949

Mexico (2.99%)
55,941	Agrinos AS1,2	300,934	111,636
4,000	Fomento Económico Mexicano S.A.B. de C.V., ADR	358,083	388,360
100,000	Grupo México S.A.B. de C.V., Series B	355,283	299,400

Total Mexico		1,014,300	799,396

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Norway (1.78%)
45,000	Opera Software ASA	$293,147	$477,071

Panama (1.30%)
2,500	Copa Holdings SA, Cl A	346,082	346,675

Philippines (3.94%)
400,000	Ayala Land, Inc.	206,392	250,344
180,000	Cebu Air, Inc.	306,814	217,042
2,400,000	Metro Pacific Investments Corp.	230,526	248,048
120,000	Universal Robina Corp.	171,524	338,999

Total Philippines		915,256	1,054,433

Russian Federation (3.39%)
75,000	Exillon Energy plc[1]	197,439	252,549
18,000	Yandex N.V., Cl A1	430,162	655,560

Total Russian Federation		627,601	908,109

Singapore (0.86%)
100,000	Global Logistic Properties Ltd.	212,647	230,361

South Africa (2.44%)
12,000	Aspen Pharmacare Holdings Ltd.	189,002	314,036
95,000	Steinhoff International Holdings Ltd.	320,974	338,263

Total South Africa		509,976	652,299

Taiwan, Province of China (8.51%)
185,000	Far EasTone Telecommunications Co., Ltd.	481,658	461,139
22,000	Ginko International Co., Ltd.	294,178	407,008
65,000	HIWIN Technologies Corp.	462,578	435,283
27,000	MediaTek Inc.	305,668	333,767
60,000	Novatek Microelectronics Corp.	247,084	248,588
23,000	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	401,939	390,080

Total Taiwan, Province of China		2,193,105	2,275,865

Shares		Cost	Value

Common Stocks (continued)

Thailand (2.46%)
40,000	Bangkok Bank Public Co., Ltd., NVDR	$262,102	$250,639
325,000	L.P.N. Development PCL, Cl F	158,036	212,996
325,000	Major Cineplex Group Public Co. Ltd.	217,428	193,254

Total Thailand		637,566	656,889

United Arab Emirates (0.86%)
1,000,000	SHUAA Capital psc[1]	229,751	230,605

Total Common Stocks		21,604,010	25,244,680

Principal Amount

Short Term Investments (7.78%)

$2,081,635	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2013, 0.00% due 10/1/2013; Proceeds at maturity - $2,081,635; (Fully collateralized by $2,180,000 U.S. Treasury Note, 2.00% due 2/15/2022; Market value - $2,125,500)[2]	2,081,635	2,081,635

Total Investments (102.17%)		$23,685,645	27,326,315

Liabilities Less Cash and Other Assets (-2.17%)			(580,184)

Net Assets			$26,746,131

Retail Shares (Equivalent to $11.01 per share based on 483,735 shares outstanding)			$5,325,063

Institutional Shares (Equivalent to $11.02 per share based on 1,944,020 shares outstanding)			$21,421,068

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.
144A	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted. At September 30, 2013, the market value of Rule 144A securities amounted to $69,951 or 0.26% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector	Percentage
as of Sepetember 30, 2013	of Net Assets

Information Technology	26.8%
Consumer Discretionary	23.2
Financials	12.3
Health Care	10.8
Consumer Staples	7.2
Industrials	5.6
Telecommunication Services	4.5
Materials	2.3
Energy	1.7
Cash and Cash Equivalents*	5.6

100.0%

* Includes short term investments.

See Notes to Schedules of Investments.

Baron Energy and Resources Fund

SCHEDULE OF INVESTMENTS

SEPTMBER 30, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (98.33%)

Energy (86.70%)
	Oil & Gas Drilling (4.21%)
3,558	Ensco plc, Cl A2	$201,997	$191,242
5,346	Helmerich & Payne, Inc.	323,162	368,607
11,867	Seadrill Partners, LLC[2]	323,369	387,458

		848,528	947,307
	Oil & Gas Equipment & Services (24.99%)
4,739	CARBO Ceramics, Inc.	383,415	469,682
3,350	Core Laboratories N.V.[2]	462,092	566,854
28,342	Forum Energy Technologies, Inc.[1]	778,345	765,518
21,553	Frank’s International N.V.[1,2]	474,166	645,081
13,596	Halliburton Co.	552,023	654,647
5,743	National Oilwell Varco, Inc.	391,610	448,586
7,131	Oil States International, Inc.[1]	632,395	737,773
7,790	RigNet, Inc. [1]	172,914	282,154
15,860	Subsea 7 SA (Norway)[1,2]	348,684	329,689
28,957	Superior Energy Services, Inc.[1]	773,643	725,083

		4,969,287	5,625,067
	Oil & Gas Exploration & Production (33.60%)
26,162	Africa Oil Corp. (Canada)[1,2]	156,639	207,762
3,839	Anadarko Petroleum Corporation	328,274	356,989
11,076	Athlon Energy, Inc.[1]	221,520	362,185
19,195	Bonanza Creek Energy, Inc.[1]	702,806	926,351
10,795	Cobalt International Energy, Inc.[1]	295,190	268,364
10,199	Concho Resources, Inc.[1]	867,550	1,109,753
1,584	EOG Resources, Inc.	244,664	268,139
5,008	Gulfport Energy Corp.[1]	259,474	322,215
69,848	Halcon Resources Corp.[1]	485,440	309,427
42,302	Kodiak Oil & Gas Corp.[1,2]	371,123	510,162
8,961	Lundin Petroleum AB (Sweden)[1,2]	201,454	193,255
9,649	Noble Energy, Inc.	575,492	646,579
17,238	Oasis Petroleum, Inc.[1]	624,737	846,903
12,748	SM Energy Co.	784,329	984,018
6,957	Southwestern Energy Co.[1]	253,146	253,096

		6,371,838	7,565,198
Shares		Cost	Value

Common Stocks (continued)

Energy (continued)
	Oil & Gas Refining & Marketing (1.96%)
2,901	Marathon Petroleum Corp.	$233,506	$186,592
5,790	Tesoro Corp.	330,412	254,644

		563,918	441,236
	Oil & Gas Storage & Transportation (21.94%)
7,426	Atlas Energy LP	389,470	405,682
8,535	Golar LNG Ltd.[2]	304,124	321,514
5,642	Golar LNG Partners L.P.[2]	185,310	183,365
10,304	MPLX LP	334,086	375,478
7,140	Phillips 66 Partners LP1	166,893	219,626
9,942	Rose Rock Midstream L.P.	341,913	317,647
42,504	Scorpio Tankers, Inc.[2]	361,409	414,839
13,758	Susser Petroleum Partners LP	399,161	414,391
22,840	Tallgrass Energy Partners LP	499,678	532,172
7,146	Targa Resources Corp.	442,199	521,372
12,028	Tesoro Logistics LP	657,710	697,624
4,976	Western Gas Equity Partners LP	155,431	185,057
5,837	Western Gas Partners LP	332,039	350,979

		4,569,423	4,939,746

Total Energy		17,322,994	19,518,554

Industrials (6.29%)
	Construction & Engineering (2.25%)
19,902	Primoris Services Corp.	420,399	506,904
	Electrical Components & Equipment (0.89%)
4,863	Polypore International, Inc.[1]	192,127	199,237
	Industrial Machinery (2.46%)
4,494	Chart Industries, Inc.[1]	342,689	552,942
	Trading Companies & Distributors (0.69%)
5,812	MRC Global, Inc.[1]	147,213	155,761

Total Industrials		1,102,428	1,414,844

See Notes to Schedules of Investments.

Baron Energy and Resources Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTMBER 30, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Materials (5.34%)
	Diversified Metals & Mining (0.67%)
4,537	Freeport-McMoRan
	Copper & Gold, Inc.	$151,292	$150,084

	Fertilizers & Agricultural Chemicals (0.09%)
10,176	Agrinos AS (Mexico)[1,2,3]	58,503	20,307
	Forest Products (0.43%)
3,619	Boise Cascade Company[1]	95,584	97,532
	Specialty Chemicals (1.56%)
1,584	Cytec Industries, Inc.	113,297	128,874
9,700	Flotek Industries, Inc.[1]	222,344	223,100

		335,641	351,974
	Steel (2.59%)
12,717	SunCoke Energy, Inc.[1]	198,922	216,189
15,377	SunCoke Energy Partners LP	328,522	365,973

		527,444	582,162

Total Materials		1,168,464	1,202,059

Total Common Stocks		19,593,886	22,135,457

Principal Amount

Short Term Investments (1.71%)

$385,983	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2013, 0.00% due 10/1/2013; Proceeds at maturity - $385,983; (Fully collateralized by $405,000 U.S. Treasury Note, 2.00% due 2/15/2022; Market value - $394,875)[3]	385,983	385,983

Total Investments (100.04%)		$19,979,869	22,521,440

Liabilities Less Cash and Other Assets (-0.04%)			(8,973)

Net Assets			$22,512,467

Retail Shares (Equivalent to $11.29 per share based on 1,831,069 shares outstanding)			$20,671,692

Institutional Shares (Equivalent to $11.34 per share based on 162,282 shares outstanding)			$1,840,775

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Global Advantage Fund

SCHEDULE OF INVESTMENTS

SEPTMBER 30, 2013 (UNAUDITED)

Shares		Cost	Value

Common Stocks (96.96%)

Brazil (5.14%)
16,794	BM&FBOVESPA SA	$92,863	$93,809
6,011	Cetip SA - Mercados Organizados	77,560	63,682
1,320	M. Dias Branco SA	37,607	60,750

Total Brazil		208,030	218,241

Canada (2.49%)
2,824	Brookfield Asset Management, Inc., Cl A	96,385	105,618

China (4.56%)
573	Baidu, Inc., ADR[1]	72,570	88,918
3,236	New Oriental Education & Technology Group, ADR	73,889	80,577
878	Youku Tudou, Inc., ADR[1]	20,677	24,057

Total China		167,136	193,552

Hong Kong (3.40%)
975	Jardine Matheson Holdings Ltd.	49,872	53,528
26,622	Wynn Macau Ltd.	78,458	90,789

Total Hong Kong		128,330	144,317

India (2.23%)
2,117	ICICI Bank Limited, ADR	69,519	64,526
2,249	Just Dial Ltd.[1]	21,423	30,327

Total India		90,942	94,853

Indonesia (5.96%)
389,586	Global Mediacom Tbk PT	84,062	64,931
177,358	MNC Sky Vision Tbk PT1	39,149	27,416
357,470	Sarana Menara Nusantara Tbk PT1	83,804	85,663
148,836	Tower Bersama Infrastructure Tbk PT1	54,955	75,189

Total Indonesia		261,970	253,199

Israel (5.00%)
1,361	Check Point Software Technologies Ltd.[1]	61,645	76,978
3,571	Mellanox Technologies Ltd.[1]	142,283	135,555

Total Israel		203,928	212,533

Mexico (0.13%)
2,682	Agrinos AS1,2	20,694	5,352

Netherlands (3.03%)
1,304	ASML Holding N.V.	90,856	128,780

Shares		Cost	Value

Common Stocks (continued)

Norway (3.69%)
2,354	Golar LNG Ltd.	$83,449	$88,675
2,083	Seadrill Partners, LLC	45,826	68,010

Total Norway		129,275	156,685

Russian Federation (1.23%)
1,433	Yandex N.V., Cl A1	40,305	52,190

United Kingdom (1.81%)
1,436	Intertek Group plc	59,577	76,833

United States (58.29%)
6,555	Acxiom Corp.[1]	140,336	186,096
474	Amazon.com, Inc.[1]	107,779	148,191
333	Apple, Inc.	180,053	158,758
2,369	DreamWorks Animation SKG, Inc., Cl A1	69,115	67,422
5,397	EVERTEC, Inc.	107,940	119,867
5,531	Facebook, Inc., Cl A1	158,061	277,877
171	FireEye, Inc.[1]	3,420	7,102
71	Foundation Medicine, Inc.[1]	1,278	2,814
2,746	Frank’s International N.V.[1]	60,412	82,188
209	Google, Inc., Cl A1	133,137	183,065
5,580	Greenlight Capital Re Ltd., Cl A1	136,086	158,695
1,727	HomeAway, Inc.[1]	44,967	48,356
1,773	Illumina, Inc.[1]	77,685	143,312
145	MasterCard, Inc., Cl A	64,694	97,553
1,219	Monsanto Co.	110,610	127,227
1,096	Phillips 66 Partners LP1	31,214	33,713
141	priceline.com, Inc.[1]	99,522	142,544
3,462	Tallgrass Energy Partners LP	74,433	80,665
1,771	Tesoro Logistics LP	81,603	102,718
769	Verisk Analytics, Inc., Cl A1	37,775	49,954
391	Visa, Inc., Cl A	47,519	74,720
2,537	Xoom Corp.[1]	40,592	80,702
1,422	YUM! Brands, Inc.	99,510	101,517

Total United States		1,907,741	2,475,056

Total Common Stocks		3,405,169	4,117,209

See Notes to Schedules of Investments.

Baron Global Advantage Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTMBER 30, 2013 (UNAUDITED)

Principal Amount		Cost	Value

Short Term Investments (4.64%)

$197,318	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2013, 0.00% due 10/1/2013; Proceeds at maturity - $197,318; (Fully collateralized by $210,000 U.S. Treasury Note, 2.00% due 2/15/2022; Market value - $204,750)[2]	$197,318	$197,318

Total Investments (101.60%)		$3,602,487	4,314,527

Liabilities Less Cash and Other Assets (-1.60%)			(68,110)

Net Assets			$4,246,417

Retail Shares (Equivalent to $11.98 per share based on 154,568 shares outstanding)			$1,852,230

Institutional Shares (Equivalent to $12.02 per share based on 199,139 shares outstanding)			$2,394,187

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector	Percentage
as of September 30, 2013	of Net Assets

Information Technology	40.6%
Consumer Discretionary	18.2
Financials	11.5
Energy	10.7
Industrials	4.3
Telecommunication Services	3.8
Health Care	3.4
Materials	3.1
Consumer Staples	1.4
Cash and Cash Equivalents*	3.0

100.0%

* Includes short term investments.

See Notes to Schedules of Investments.

Baron Select Funds Trust	September 30, 2013

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Baron Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003.The Trust currently offers seven series (individually, a “Fund” and collectively, the “Funds”): Baron Partners Fund, Baron Focused Growth Fund, Baron Real Estate Fund and Baron Energy and Resources Fund, which are non-diversified; and Baron International Growth Fund, Baron Emerging Markets Fund, and Baron Global Advantage Fund, which are diversified. The Funds’ investment goal is to seek capital appreciation. Baron Partners Fund may employ “leverage” by borrowing money and using it for the purchase of additional securities. Borrowing for investment increases both investment opportunity and investment risk. Baron International Growth Fund, Baron Emerging Markets Fund and Baron Global Advantage Fund invest their assets primarily in non-U.S. companies. Baron Real Estate Fund invests its assets primarily in U.S. and non-U.S. real estate and real estate-related companies. Baron Energy and Resources Fund invests its assets primarily in common stock of U.S. and non-U.S. energy and resources companies and related companies and energy and resources master limited partnerships of any market capitalization.

Each Fund offers two classes of shares, Retail Shares and Institutional Shares, which differ only in their ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee based platforms, retirement platforms or other platforms. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Baron Partners Fund was organized originally as a limited partnership in January 1992, under the laws of the State of Delaware. Effective as of the close of business on April 30, 2003, the predecessor partnership was reorganized into a Delaware statutory trust. Baron Partners Fund commenced operations on April 30, 2003 with a contribution of assets and liabilities, including securities-in-kind from the predecessor partnership.

Baron Focused Growth Fund was organized originally as a limited partnership in May 1996, under the laws of the State of Delaware. Effective as of the close of business on June 30, 2008, the predecessor partnership was reorganized into a series of the Trust. Baron Focused Growth Fund commenced operations on June 30, 2008 with a contribution of assets and liabilities, including securities-in-kind from the predecessor partnership.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a) Security Valuation. The Funds’ share prices or net asset values are calculated as of the close of the regular trading session (usually 4 p.m. E.T.) on the New York Stock Exchange (“NYSE”) on any day on which the NYSE is open. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the “Adviser”) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the securities will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior executives and the Committee reports to the Board every quarter. Factors the Committee considers when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than 60 days will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. Money market instruments held by the Funds with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at 4 p.m. E.T., except under the circumstances described below. Most foreign markets close before 4 p.m. E.T. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as fifteen hours old at 4 p.m. E.T. If the Adviser determines that developments between the close of the foreign markets and 4 p.m. E.T. will, in its judgment, materially affect the value of some or all of the Funds’ non-U.S. securities, the Adviser will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. E.T. In deciding whether to make these adjustments, the Adviser reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent non-U.S. securities and baskets of non-U.S. securities. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser uses an outside pricing service which utilizes a systematic methodology to provide it with closing market prices and information used for adjusting those prices. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

b) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions include gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

Baron Select Funds Trust	September 30, 2013

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

c) Securities Lending. The Funds may lend securities to certain brokers. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

At September 30, 2013, the Funds did not have any securities on loan.

d) Short Sales. The Funds may sell securities short. When the Funds sell short, the Funds record a liability for securities sold short and record an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The Funds may incur dividend expense if a security that has been sold short declares a dividend. The Funds are exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received. The Funds are required to maintain collateral in a segregated account for the outstanding short sales. Short sales involve elements of market risks and exposure to loss in excess of the amount recognized in the Schedules of Investments. The Funds’ risk of loss in these types of short sales is unlimited because there is no limit to the cost of replacing the borrowed security. During the nine months ended September 30, 2013, the Funds did not engage in short selling.

e) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

f) Fund Concentration. Certain of the Funds hold relatively concentrated portfolios that may contain fewer securities or industries than the portfolios of other mutual funds. Holding a relatively concentrated portfolio may increase the risk that the value of a Fund could decrease because of the poor performance of one or a few investments. Additionally, these Funds may encounter some difficulty in liquidating securities of concentrated positions.

3. RESTRICTED SECURITIES

At September 30, 2013, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At September 30, 2013, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Partners Fund
Name of Issuer	Acquisition Date(s)	Value
Private Equity Investments
Kerzner International Holdings Ltd., Cl A	9/27/2006	$8,814,000
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	22,737,390
Total Restricted Securities:		$31,551,390
(Cost $80,134,887)† (2.51% of Net Assets)

† See Schedules of Investments for cost of individual securities.

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•
Level 2 – prices determined using other significant inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•
Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

Baron Select Funds Trust	September 30, 2013

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, non-U.S. securities, whose markets close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets. Since these values are not obtained from quoted prices in an active market, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Funds’ investments carried at fair value:

	Baron Partners Fund
		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$1,662,398,574	$—	$—	$1,662,398,574
Private Equity Investments†	—	—	31,551,390	31,551,390
Total Investments	$1,662,398,574	$—	$31,551,390	$1,693,949,964

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on September 30, 2013. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine month period ended September 30, 2013.

	Baron Focused Growth Fund
		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$168,842,872	$—	$—	$168,842,872
Short Term Investments	—	1,514,611	—	1,514,611
Total Investments	$168,842,872	$1,514,611	$—	$170,357,483

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on September 30, 2013. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine month period ended September 30, 2013.

	Baron International Growth Fund
		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$58,852,413	$270,062	$—	$59,122,475
Short Term Investments	—	1,499,140	—	1,499,140
Total Investments	$58,852,413	$1,769,202	$—	$60,621,615

$27,035,256 was transferred out of Level 2 into Level 1 at September 30, 2013 as a result of no longer adjusting closing prices for certain securities, due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. $270,062 was transferred out of Level 1 into Level 2 at September 30, 2013 as a result of adjusting closing prices for a certain security (as described in Note 2a). It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

† See Schedules of Investments for additional detailed categorizations.

Baron Select Funds Trust	September 30, 2013

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

	Baron Real Estate Fund
		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$741,507,180	$—	$—	$741,507,180
Short Term Investments	—	40,439,998	—	40,439,998
Total Investments	$741,507,180	$40,439,998	$—	$781,947,178

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on September 30, 2013. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine month period ended September 30, 2013.

	Baron Emerging Markets Fund
		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$25,063,093	$181,587	$—	$25,244,680
Short Term Investments	—	2,081,635	—	2,081,635
Total Investments	$25,063,093	$2,263,222	$—	$27,326,315

$7,758,919 was transferred out of Level 2 into Level 1 at September 30, 2013 as a result of no longer adjusting closing prices for certain securities, due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. $111,636 was transferred out of Level 1 into Level 2 at September 30, 2013 as a result of adjusting closing prices for a certain security (as described in Note 2a). It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

	Baron Energy and Resources Fund
		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$22,115,150	$20,307	$—	$22,135,457
Short Term Investments	—	385,983	—	385,983
Total Investments	$22,115,150	$406,290	$—	$22,521,440

$522,944 was transferred out of Level 2 into Level 1 at September 30, 2013 as a result of no longer adjusting closing prices for certain securities, due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. $20,307 was transferred out of Level 1 into Level 2 at September 30, 2013 as a result of adjusting closing prices for a certain security (as described in Note 2a). It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

	Baron Global Advantage Fund
		Other
	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$4,111,857	$5,352	$—	$4,117,209
Short Term Investments	—	197,318	—	197,318
Total Investments	$4,111,857	$202,670	$—	$4,314,527

$490,050 was transferred out of Level 2 into Level 1 at September 30, 2013 as a result of no longer adjusting closing prices for certain securities, due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. $5,352 was transferred out of Level 1 into Level 2 at September 30, 2013 as a result of adjusting closing prices for a certain security (as described in Note 2a). It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

† See Schedules of Investments for additional detailed categorizations.

Baron Select Funds Trust	September 30, 2013

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Baron Partners Fund

										Change in Net
										Unrealized
				Net Change in						Appreciation
	Balance as of	Accrued		Unrealized			Transfers	Transfers		(Depreciation) from
	December 31,	Premiums/	Net Realized	Appreciation			Into	Out of	Balance as of	Investments still held
Investments in Securities	2012	Discounts	Gain (Loss)	(Depreciation)	Purchases	Sales	Level 3	Level 3	September 30, 2013	at September 30, 2013
Private Equity Investments Consumer Discretionary	$5,265,000	$—	$—	$3,549,000	$—	$—	$—	$—	$8,814,000	$3,549,000
Financials	23,646,886	—	—	(909,496)	—	—	—	—	22,737,390	(909,496)
Total	$28,911,886	$—	$—	$2,639,504	$—	$—	$—	$—	$31,551,390	$2,639,504

	Baron International Growth Fund

										Change in Net
										Unrealized
				Net Change in						Appreciation
	Balance as of	Accrued		Unrealized			Transfers	Transfers		(Depreciation) from
	December 31,	Premiums/	Net Realized	Appreciation			Into	Out of	Balance as of	Investments still held
Investments in Securities	2012	Discounts	Gain (Loss)	(Depreciation)	Purchases	Sales	Level 3	Level 3	September 30, 2013	at September 30, 2013
Private Equity Investments
Utilities	$2,423	$—	$(275,001)	$272,578	$—	$0	$—	$—	$—	$272,578

Significant unobservable valuation inputs developed by the Adviser for significant (greater than 1% of net assets) Level 3 investments as of September 30, 2013 were as follows:

Baron Partners Fund
Sector	Company	Fair Value as of September 30, 2013	Valuation Technique	Unobservable Inputs	Weighted Average used on September 30, 2013	Range used on September 30, 2013
Private Equity Investments: Financials	Windy City Investments Holdings, L.L.C.	$22,737,390	Combination of Market Comparables and Option Pricing methods	Estimated volatility of the returns of the enterprise value(1)	4.46%	4.46%
				Discount for lack of marketability	4.45%	4.45%
				EV/Run Rate EBITDA Multiple(2)	10.19x	7.61x to 12.07x
				Adjustment to the EBITDA Multiple due to leverage(2)	2.65%	2.65%
				Change in the composite equity index of comparable companies	-0.65%	-0.21% to -0.02%

(1)

The volatility was derived using the historical returns of the publicly traded debt of Nuveen Investments, Inc., historical returns of the SM100 Index and the historical returns of the equity of comparable public companies. Nuveen Investments, Inc. is the sole asset of Windy City Investments Holdings, L.L.C.

(2)

The multiple was derived as a simple average of the multiples of comparable companies. The derived EBITDA multiple was increased by 2.65% to 10.19x. This increase adjusts for leverage, as Nuveen Investments, Inc. is more levered than its comparable companies.

A significant change in the EV/EBITDA multiple ratio may result in a directionally similar significant change in the fair value measurement, while a significant change in the discount for lack of marketability and equity index of comparable companies may not result in a materially higher or lower fair value measurement.

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of September 30, 2013, the components of net assets on a tax basis were substantially as follows:
		Baron	Baron		Baron	Baron	Baron
	Baron	Focused	International	Baron	Emerging	Energy and	Global
	Partners	Growth	Growth	Real Estate	Markets	Resources	Advantage
	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Cost of investments	$982,411,169	$116,842,221	$38,814,165	$730,301,687	$23,685,645	$19,979,869	$3,602,487
Unrealized appreciation	760,122,292	54,163,894	23,039,714	71,871,110	4,723,259	3,032,094	806,834
Unrealized depreciation	(48,583,497)	(648,632)	(1,232,264)	(20,225,619)	(1,082,589)	(490,523)	(94,794)
Net unrealized appreciation	$711,538,795	$53,515,262	$21,807,450	$51,645,491	$3,640,670	$2,541,571	$712,040

Baron Select Funds Trust	September 30, 2013

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (Continued)

For additional information regarding the Funds’ other significant accounting policies, please refer to the Funds’ most recent Annual or Semi-Annual shareholder report filed on the U.S. Securities and Exchange Commission’s website, www.sec.gov.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

1.	The certifications of the Registrant as required by Rule 30a-2(a) under the 1940 Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baron Select Funds

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

Date: November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

By:	/s/ PEGGY WONG
Peggy Wong
Treasurer and Chief Financial Officer

Date: November 25, 2013